DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) cbm in Thousands, Mcf in Thousands, $ in Millions	Dec. 31, 2021 USD ($) Mcf cbm	Dec. 31, 2020 USD ($) Mcf cbm
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 27,617	$ 24,441
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 69	$ 426
Commodity Swap Contract, Oil Based Fuel
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | cbm	17,110	16,010
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | Mcf	90,370	79,790